SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable, Net (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for expected credit losses related to accounts receivable	¥ 0	¥ 0